Condensed Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,112)	$ 1,038,689	$ (54,616)	$ 4,244,525
Adjustments to reconcile net loss to net cash used in operating activities:
Earnings on marketable securities held in Trust Account		(1,457,920)		(4,624,457)
Operating expenses paid via promissory note - related party			25,000	112,848
Operating costs paid by Sponsor from proceeds				267,836
Changes in operating assets and liabilities:
Prepaid insurance	4,791	16,407		(87,359)
Prepaid expenses and other current assets	321			(20,000)
Accrued expenses		(44,031)	29,616	98,098
Due to related party				6,326
Net cash used in operating activities		(446,855)		(2,183)
Cash flows from investing activities:
Cash deposited into Trust Account				(172,500,000)
Net cash used in investing activities				(172,500,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid				167,662,281
Proceeds from Private Placement Warrants, less issuance costs				5,432,215
Proceeds from Public Warrants, less issuance costs				468,608
Net cash provided by financing activities				173,563,104
Net decrease in cash and cash equivalents		(446,855)		1,060,921
Cash and cash equivalents at beginning of period		1,060,921
Cash and cash equivalents at end of period		614,066		1,060,921
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred offering cost paid by Sponsor in exchange for issuance of Class B ordinary shares	(25,000)
Deferred underwriting fee payable charged to Class A ordinary share issuance costs				6,900,000
Underwriting fees paid via the issuance of Private Placement Warrants				1,725,000
Repayment of promissory note - related party via funds held by Sponsor				112,848
Proceeds from sale of AMB paid through reduction in deposit balances
Deferred offering costs included in accrued offering costs			88,322
Deferred offering costs paid via promissory note - related party			87,848
Operating expenses paid via promissory note - related party			25,000
Old Glory Holding Co [Member]
Cash flows from operating activities:
Net loss		(4,545,000)	(4,114,000)	(14,842,000)	(14,486,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		20,000	16,000	97,000	91,000
Provision for credit losses		196,000	67,000	371,000	18,000
Amortization of core deposit intangible		3,000	3,000	14,000	14,000
Amortization of deferred technology expenses		204,000	285,000	498,000	334,000
Gain on sale of mortgage loans		(117,000)	(92,000)	(508,000)	(961,000)
Gain on sale of investment securities				(132,000)
Proceeds from loan sales		6,057,000	5,535,000	24,802,000	37,390,000
Loans originated for sale		(8,666,000)	(4,704,000)	(24,155,000)	(35,478,000)
Net accretion of securities available for sale		(8,000)	(3,000)	14,000	(21,000)
Stock compensation expense		883,000	275,000	1,099,000	687,000
Changes in operating assets and liabilities:
Net increase in accrued interest		(165,000)	(100,000)	(329,000)	(6,000)
Net increase in other assets		(440,000)	(140,000)	(620,000)	412,000
Net increase (decrease) in accrued interest and other liabilities		(13,000)	742,000	823,000	(59,000)
Net cash used in operating activities		(6,591,000)	(2,230,000)	(12,868,000)	(12,065,000)
Cash flows from investing activities:
Net increase in loans		(4,929,000)	(6,479,000)	(13,917,000)	(1,103,000)
Proceeds from sale of AMB loans					509,000
Maturities / paydowns of investment securities available for sale		13,046,000	576,000	5,582,000	450,000
Purchases of investment securities available for sale		(53,243,000)	(20,179,000)	(177,006,000)	(162,000)
Proceeds from sales of securities available for sale				8,532,000
Reduction (increase) in deferred technology expenses		(188,000)	(261,000)	33,000	(1,589,000)
Purchases of premises and equipment		(18,000)	(3,000)	(42,000)	(66,000)
Net cash used in investing activities		(45,332,000)	(26,346,000)	(176,818,000)	(1,961,000)
Cash flows from financing activities:
Net change in non interest bearing deposits		11,083,000	5,450,000	31,849,000	22,206,000
Net change in interest bearing deposits		11,738,000	12,886,000	41,840,000	64,524,000
Capital contributions		2,673,000	5,017,000	13,780,000	13,531,000
Proceeds from exercise of stock options and warrants				10,000	386,000
Net repayments of warehouse line of credit					(1,820,000)
Net cash provided by financing activities		25,494,000	23,353,000	87,479,000	98,827,000
Net decrease in cash and cash equivalents		(26,429,000)	(5,223,000)	(102,207,000)	84,801,000
Cash and cash equivalents at beginning of period		72,399,000	174,605,000	174,605,000	89,804,000
Cash and cash equivalents at end of period	$ 174,605,000	45,971,000	169,382,000	72,399,000	174,605,000
Schedule of Certain Cash Flow Information
Interest paid		549,000	399,000	1,862,000	1,007,000
Non-Cash Investing Activities
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Proceeds from sale of AMB paid through reduction in deposit balances					$ 688,000
Creation of right of use asset and liability		$ 51